SCHEDULE OF SEGMENT REPORTING REVENUE BY PRODUCT CATEGORIES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Revenue from External Customer [Line Items]
Total revenue	$ 25,494,564	$ 18,219,959	$ 16,396,018
Fragrance Compounds [Member]
Revenue from External Customer [Line Items]
Total revenue	12,744,029	7,879,300	6,738,274
Health Supplements Solid Drinks [Member]
Revenue from External Customer [Line Items]
Total revenue	6,655,982	3,887,096	4,342,490
Bioactive Food Ingredients [Member]
Revenue from External Customer [Line Items]
Total revenue	$ 6,094,553	$ 6,453,563	$ 5,315,254